CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents (Note 4)	$ 86,525,545	$ 35,747,049
Receivable from sale of mining data (Notes 3 and 4)	59,000,000	0
Marketable securities (Notes 5 and 6)	335,234	541,216
Deposits, advances and other	301,844	153,916
Total current assets	146,162,623	36,442,181
Property, plant and equipment, net (Note 7)	12,106,858	12,046,496
Total assets	158,269,481	48,488,677
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	3,096,870	691,409
Accrued interest	16,651	2,379
Convertible notes (Note 11)	1,038,000	0
Income tax payable (Note 12)	31,270,860	0
Contingent value rights (Note 3)	4,913,650	0
Total current liabilities	40,336,031	693,788
Convertible notes and interest notes (Note 11)	0	43,968,020
Contingent value rights (Note 3)	0	1,012,491
Total liabilities	40,336,031	45,674,299
SHAREHOLDERS' EQUITY
Common shares	377,949,462	342,190,645
Contributed surplus (Note 11)	20,625,372	25,723,900
Stock options (Note 10)	20,206,459	17,353,725
Accumulated deficit	(301,085,034)	(382,897,065)
Accumulated other comprehensive income	237,191	443,173
Total shareholders' equity	117,933,450	2,814,378
Total liabilities and shareholders' equity	$ 158,269,481	$ 48,488,677